SCHEDULE OF THE LEASE PAYMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total undiscounted lease obligations	$ 477	$ 903
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease obligations	234	448
Between One And Five Years [Member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease obligations	$ 243	$ 455